Loss Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Loss Per Share

NOTE 18. Loss Per Share

Basic and diluted loss per share is computed as follows：

	2025	2024	2023
Net loss available to common shareholders of the parent	$(31,852,853)	(10,269,908)	(6,748,574)
Weighted average number of common shares :
Issued ordinary shares at January 1	80,865,751	78,079,203	78,079,203
Effect of shares issued	1,452,652	2,399,715	—
Effect of shares of capital collected in advance	—	13,717	906,020
Effect of shares canceled	—	(240,437)	—
Effect of shares converted from SAFE agreements	—	163,238	—
Effect of treasury share	(43)	—	—
Weighted average number of ordinary shares outstanding used in the computation of basic loss per share	82,318,360	80,415,436	78,985,223
Basic and diluted loss per share	$(0.39)	(0.13)	(0.09)

As of December 31, 2025, unvested restricted shares were excluded from the calculation of diluted loss per share, as the inclusion of the potential common shares would have been anti-dilutive for the year.